LEASES (Schedule of Composition of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Composition of lease liabilities:
Current lease liabilities	$ 202
Non-current lease liabilities	1,762
Total lease liabilities	1,964	1,878
Property [member]
Composition of lease liabilities:
Current lease liabilities	53
Non-current lease liabilities	1,611
Total lease liabilities	1,664	1,552
Motor vehicles [member]
Composition of lease liabilities:
Current lease liabilities	149
Non-current lease liabilities	151
Total lease liabilities	$ 300	$ 326